Other Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables	Other receivables consisted of the following:
	June 30, 2024	June 30, 2023

Others	$332	$332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from sale of concert rights	1,500,000	-
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(24,411,882)	(7,500,000)
Other receivables, net	$375,000	$5,500,332

Schedule of Movements of Allowance for Credit Losses	Movements of allowance for credit losses consisted of the following as of the date indicated:
	June 30, 2024	June 30, 2023

Beginning balance	$7,500,000	$-
Addition	16,911,882	7,500,000
Ending balance	$24,411,882	$7,500,000